5. Goodwill and Indefinite-Lived Intangible Assets and Other Long-Term Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Reconciliation of Change in Carrying Value of Goodwill
Balance as of January 1, 2017	$3,283,379
No changes	–
Balance as of December 31, 2017	$3,283,379
No changes	–
Balance as of December 31, 2018	$3,283,379